Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Basic and Diluted Weighted Average Shares Outstanding - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (10,265,760)	$ (3,680,169)	$ (4,762,078)	$ (21,486,978)	$ 2,939,284	$ 1,563,713	$ (18,708,007)	$ (16,983,981)	$ (38,726,259)	$ (20,324,648)
Weighted average shares outstanding (denominator for basic earnings per share)	7,951,954			1,959,087			5,658,831	1,790,176	1,900,397	1,567,772
Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	7,951,954			1,959,087			5,658,831	1,790,176
Basic loss per share	$ (1.29)			$ (10.97)			$ (3.31)	$ (9.49)	$ (20.38)	$ (12.96)
Diluted loss per share	$ (1.29)			$ (10.97)			$ (3.31)	$ (9.49)